Equity Method Investments	6 Months Ended
Jun. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
5. Equity Method Investments

Interests in investments are accounted for using the equity method and are recognized initially at cost and subsequently include the Company’s share of the profit or loss and other comprehensive income of the equity-accounted investees. We disclose our proportionate share of profits and losses from equity method unconsolidated affiliates in the statement of operations and adjust the carrying amount of our equity method investments on the balance sheet accordingly.

Share of results from equity method investments, excluding amortized costs, recognized in the share of results of equity method investments for the six months ended June 30, 2025, was a profit of $3.9 million (six months ended June 30, 2024: a profit of $9.1 million).

As of December 31, 2024, and June 30, 2025, we had the following participation interests in investments that are accounted for using the equity method:

	December 31, 2024	June 30, 2025
Enterprise Navigator Ethylene Terminal L.L.C. ("Export Terminal Joint Venture")	50%	50%
Unigas International B.V. ("Unigas")	33.3%	33.3%
Dan Unity CO2 A/S ("Dan Unity")	50%	50%
Luna Pool Agency Limited ("Luna Pool Agency")	50%	50%
Azane Fuel Solutions AS ("Azane")	9.5%	9.5%
Bluestreak CO2 Limited ("Bluestreak")	50%	50%

The table below shows the movement in the Company’s equity method investments, for the year ended December 31, 2024, and six months ended June 30, 2025:

	Year ended December 31, 2024	Six months ended June 30, 2025
	(in thousands)
Equity method investments at January 1, 2024 and 2025	$174,910	$253,729
Equity contributions to joint venture entity	89,000	4,000
Share of results	16,911	3,901
Distributions received from equity method investments	(27,092)	(3,109)
Equity method investments at December 31, 2024 and June 30, 2025	$253,729	$258,521

Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)

In January 2018, the Company entered into definitive agreements creating the Export Terminal Joint Venture. As of June 30, 2025, the Company has contributed $226.5 million to the Export Terminal Joint Venture for our share of the capital cost for the construction of the Ethylene Export Terminal and for an expansion of the Ethylene Export Terminal

Capitalized interest and associated costs are being amortized over the estimated useful life of the Ethylene Export Terminal, which began commercial operations with the export of commissioning cargoes in December 2019. As of June 30, 2025 the unamortized difference between the carrying amount of the investment in the Export Terminal Joint Venture and the amount of the Company’s underlying equity in net assets of the Export Terminal Joint Venture was $5.1 million (December 31, 2024: $5.2 million). The costs amortized in both the six months ended June 30, 2025, and 2024, was $0.2 million and this is presented in the share of results of the equity method investments within our consolidated statements of operations.

Unigas International B.V. ("Unigas")
Unigas based in the Netherlands is an independent commercial and operational manager of seagoing vessels capable of carrying liquefied petrochemical and petroleum gases on a worldwide basis. Unigas is the operator of the Unigas pool. The Company owns a 33.3% equity interest in Unigas and accounts for it using the equity method. It was recognized initially at fair value and our consolidated financial statements will include the Unigas’s share of the profit or loss and other comprehensive income.

Dan Unity CO2 A/S ("Dan Unity")

In June 2021, one of the Company’s subsidiaries entered into a shareholder agreement creating the joint venture Dan Unity, a Danish entity, to undertake commercial and technical projects relating to seaborne transportation of CO2.

We account for our investment using the equity method and we exercise joint control over the operating and financial policies of Dan Unity. As of June 30, 2025, we have recognized the Company’s initial investment at cost along with the Company’s share of the profit or loss and other comprehensive income of equity accounted investees.
Luna Pool Agency Limited ("Luna Pool Agency")
In March 2020, the Company collaborated with Pacific Gas Pte. Ltd. and Greater Bay Gas to form and manage the Luna Pool. As part of the formation, Luna Pool Agency Limited (the “Luna Pool Agency”) was incorporated in May 2020. The pool participants jointly own the Luna Pool Agency on an equal basis, and both have equal board representation. As of June 30, 2025, we have recognized the Company’s initial investment of one British pound in the Luna Pool Agency within equity method investments on our consolidated balance sheet. The Luna Pool Agency has no activities other than as a legal custodian of the Luna Pool bank account and there will be no variability in its financial results as it has no income and its minimal operating expenses are reimbursed by the Pool Participants.
Azane Fuel Solutions AS ("Azane")

Azane, a joint venture between ECONNECT Energy AS and Amon Maritime AS, both of Norway, was founded in Norway in 2020 as a company that develops proprietary technology and services for ammonia fuel handling to facilitate the transition to green fuels for shipping. The Company acquired a 9.5% equity interest in Azane on October 25, 2023 and accounts for it using the equity method. It was recognized initially at cost.

Azane intends to build the world’s first ammonia bunkering network and operate ammonia bunkering infrastructure. Azane intends to become the missing link between ammonia production, and trade and vessels wishing to use ammonia as fuel. Future value creation for Azane is expected to come through international expansion with its bunkering solutions and broadening of its offerings in ammonia fuel handling technology.

Bluestreak CO2 Limited ("Bluestreak")
Bluestreak is a 50.0% joint venture between the Company and Bumi Armada, one of the world’s largest floating infrastructure operators. The joint venture aims to provide an end-to-end solution for carbon emitters to capture, transport, sequester and store their carbon dioxide emissions in line initially with the United Kingdom’s Industrial Decarbonisation Strategy. It is anticipated that the Bluestreak joint venture will design and implement a value chain of shuttle tankers delivering to a floating carbon storage unit or a floating carbon storage and injection unit. The complete value chain is expected to safely and reliably transport and provide buffer storage of liquid carbon dioxide. The Bluestreak joint venture is subject to the execution of definitive documentation, approvals by the respective boards of directors of the Company and Bumi Armada, applicable regulatory approvals and other customary closing conditions.